Subsequent Events - Additional Information (Detail) - USD ($)					3 Months Ended	12 Months Ended
	Sep. 01, 2022	May 11, 2022	Mar. 01, 2022	Feb. 04, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Shares authorized to sell					350,000,000	350,000,000	350,000,000
Common stock, shares issued					73,041,156	39,913,100	38,654,855
Lincoln Park Capital Fund Llc [Member]
Subsequent Event [Line Items]
Accelerated purchase description					the Company may direct Lincoln Park to purchase additional shares of Common Stock in accelerated purchases (each, an “Accelerated Purchase”) up to the lower of: (i) three times the number of shares of Common Stock purchased pursuant to the corresponding Regular Purchase or (ii) 30% of the trading volume on the date of each such accelerated purchase or such shorter period as provided under the Purchase Agreement. The purchase price for the additional shares is 97% of the lesser of: • the closing sale price for the Common Stock on the date of sale; or • the accelerated purchase date’s volume weighted average price of the Common Stock on the date of sale.
Subsequent Event [Member] | Fast Radius [Member]
Subsequent Event [Line Items]
Related party transaction, amounts of transaction						$ 9,400,000
Percentage of restricted stock units award outstanding						5.00%
Number of options vested				25,306
Business combination, consideration transferred				$ 750,000,000
Subsequent Event [Member] | Fast Radius [Member] | Founders and Employees [Member]
Subsequent Event [Line Items]
Amount of transaction bonuses allotted				3,600,000
Subsequent Event [Member] | Fast Radius [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Equity instruments other than options, vested				803,227
Subsequent Event [Member] | SVB Loan [Member] | Fast Radius [Member]
Subsequent Event [Line Items]
Debt instrument principal amount				$ 20,000,000
Debt instrument maturity date				Apr. 03, 2023
Debt instrument, payment terms			six interest-only payments
Debt instrument, periodic payment, interest	$ 2,400,000			$ 2,000,000
Debt instrument, additional fee amount				2,100,000
Debt instrument, fee amount				$ 800,000
Subsequent Event [Member] | SVB Loan [Member] | Fast Radius [Member] | Prime Rate [Member]
Subsequent Event [Line Items]
Interest rate						6.00%
Subsequent Event [Member] | Purchase Agreement [Member] | Lincoln Park Capital Fund Llc [Member]
Subsequent Event [Line Items]
Maximum committed purchase obligation		$ 2,000,000
Sale of stock, description of transaction		The purchase price per share for each Regular Purchase will be the lower of: (i) the lowest sale price of Common Stock during the purchase date, or (ii) the average of the three lowest closing sale prices of Common Stock in the ten business days prior to the purchase date. There are no upper limits on the price per share that Lincoln Park must pay for shares of Common Stock under the Purchase Agreement.
Shares authorized to sell		14,643,920
Percentage of common stock outstanding		19.99%
Sale of stock, price per share		$ 0.62
Percentage of common stock beneficially owing		9.99%
Common stock, shares issued		728,385
Additional shares issued as commitment fee		182,096
Subsequent Event [Member] | Maximum [Member] | Lincoln Park Capital Fund Llc [Member]
Subsequent Event [Line Items]
Value of common stock obligated to purchase		$ 30,000,000
Subsequent Event [Member] | Maximum [Member] | Purchase Agreement [Member] | Lincoln Park Capital Fund Llc [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction		100,000
Sale of stock, increased number of shares issued in transaction		$ 400,000
Subsequent Event [Member] | Common Stock [Member] | Fast Radius [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable, number of shares				65,000,000
Subsequent Event [Member] | Common Stock [Member] | Redeemable Convertible Preferred Stock [Member] | Fast Radius [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted				989,539
Subsequent Event [Member] | Common Stock [Member] | Redeemable Convertible Preferred Stock [Member] | Fast Radius [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable, number of shares				2,034,513
Subsequent Event [Member] | Common Stock [Member] | Warrant [Member] | Fast Radius [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted				1,267,948
Subsequent Event [Member] | Common Stock [Member] | Warrant [Member] | Fast Radius [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable, number of shares				1,089,378